Goodwill	6 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
Goodwill

13. Goodwill

Changes in the carrying amount of goodwill for the year ended December 31, 2021 and the six months ended June 30, 2022 consisted of the following:

	December 31, 2021	June 30, 2022
	RMB’000	RMB’000

Beginning balance	274,567	196,962
Decrease during the year	(81,605)	-
Goodwill	192,962	192,962

The Group did not incur impairment loss on goodwill for the six months ended June 30, 2022 and 2021, respectively.